LOSS PER SHARE (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of LOSS PER SHARE [Abstract]
Loss attributable to holders of ordinary shares	(418,674,000)	(88,026,000)	(321,802,000)
Weighted average number of ordinary shares outstanding used in computing basic and diluted (loss)/earnings per share	4,493,036	3,339,487	2,761,998
Loss per share - basic	¥ (93.18)	¥ (26.36)	¥ (116.51)
Loss per share - diluted	¥ (93.18)	¥ (26.36)	¥ (116.51)